RELIASTAR LIFE INSURANCE COMPANY

VOYA ADVANTAGESM

A FLEXIBLE PREMIUM INDIVIDUAL FIXED AND VARIABLE DEFERRED
ANNUITY CONTRACT

(THE “CONTRACT” OR “CONTRACTS”)

issued to

A Contract Owner, on a Nonqualified Basis, or to Qualified Retirement Plans Under Tax Code Sections 403(b), 408, 408A, 457 or to Nonqualified Contracts for use with Retirement Arrangements Under Tax Code Section 401

UPDATING SUMMARY PROSPECTUS

May 1, 2026

____________________________________________________________________________

Two classes of the Contract are described in this updating summary Prospectus (“summary Prospectus”).

•	The Transfer Series Contracts (“Transfer Series Contracts”) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities.
•	The Flex Series Contracts (“Flex Series Contracts”) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”).

The Contracts are no longer available for new sales. Existing Contracts will continue to accept additional Purchase Payments subject to the terms of each Contract.

The full prospectus for the Contracts contains more information about the Contracts, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368106. You can also obtain this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning.

Contract or Contracts: The flexible premium individual fixed and variable annuity contract offered as a retirement savings vehicle.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is P.O. Box 1559, Hartford, CT 06144-1559, 1-877-884-5050.

Fixed Interest Options: The Fixed Account A, the Fixed Account B and the Fixed Account C are Fixed Interest Options available during the Accumulation Phase.

Flex Series Contracts: Contracts that include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Tax Code.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

Transfer Series Contracts: A class of Contracts that include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities.

ReliaStar Life, the Company, we, us and our: ReliaStar Life Insurance Company, a stock life insurance company incorporated under the insurance laws of the State of Minnesota that issues the Contract described in this Prospectus.

Separate Account N, the Separate Account: Separate Account N, a segregated asset account established by us to fund the variable benefits provided by the Contract. Separate Account N is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

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UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary Prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options

•	Effective June 2, 2025, the name of the Wanger Acorn Fund changed to the Columbia Variable Portfolio – Acorn.
•	Effective July 28, 2025, the name of the Neuberger Berman Sustainable Equity Portfolio changed to the Neuberger Quality Equity Portfolio.
•	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into Voya Solution Income Portfolio (Class I).
•	Effective October 27, 2025, the VY® T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
•	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Portfolio merged into the Voya Large Cap Growth Portfolio.
•	Effective February 6, 2026, the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
•	Effective February 6, 2026, the VY® T. Rowe Price Equity Income Portfolio merged into the Voya Large Cap Value Fund.
•	Effective May 1, 2026, the American Funds Insurance Series® - International Fund changed its name to the American Funds Insurance Series® - EUPAC FundTM.
•	Effective on or about July 10, 2026, the Voya RussellTM Mid Cap Growth Index Portfolio will merge into the Voya RussellTM Mid Cap Index Fund.
•	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) name will change to the Voya Global Insights Fund (Class I).
•	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
•	Effective July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within 11 years following a Purchase Payment, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn.

For example, if you make an early withdrawal from a Flex Series Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or penalties.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge” in the full Contract prospectus.

Are There Transaction Charges?

Yes. In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a Contract loan from your Account Value, you may be subject to a Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value.

See “FEE TABLE - Transaction Expenses,” “CHARGES AND FEES - Transaction Fees” and “LOANS - Things to Consider Before Initiating a Loan” in the full Contract prospectus.

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FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	1.40%[1,2]	1.50%,1,2
	Portfolio Company fees and expenses	0.09%[3]	1.39%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate: Advantage Transfer Series $88 Lowest Annual Cost Estimate Advantage Flex Series $159	Highest Annual Cost Estimate: Advantage Transfer Series $2,498 Highest Annual Cost Estimate Advantage Flex Series $2,486

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No Loans;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No Loans;

•   Fees and expenses of the most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full Contract prospectus.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000563076%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

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RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.
Is this a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

What Are the Risks Associated with Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” in the full Contract prospectus and to this summary Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT - The General Account” in the full Contract prospectus.

RESTRICTIONS
Are There Limits on the Investment Options?

Yes.

•   We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.

•   Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•   Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•   There are certain restrictions on transfers into and between the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT” and “CONTRACT PURCHASE AND PARTICIPATION” in the full Contract prospectus.

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RESTRICTIONS (continued from previous page)
Are There Any Restrictions on Contract Benefits?

Yes.

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based your plan. Please refer to your plan documents for benefits available to you; and

•   Withdrawals may reduce the amount of a death benefit based on a premium by more than the amount withdrawn.

See “THE CONTRACT,” “DEATH BENEFIT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS” in the full Contract prospectus.

TAXES
What Are the Contract’s Tax Implications?

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS - Contract Distribution” in the full Contract prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both Contracts, and any fees or penalties to terminate the existing contract that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the following Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=usp&cid=voyavpx&fid=665368106. You can also request this information at no cost by calling 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds Insurance Series® – EUPAC FundTM (Class 2)** Investment Adviser: Capital Research and Management CompanySM	0.72%*	26.77%	3.40%	7.00%
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Acorn Fund*** Investment Adviser: Columbia Wanger Asset Management, LLC	0.91%*	4.47%	1.02%	8.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective May 1, 2026, the American Funds Insurance Series® – International Fund changed its name to the American Funds Insurance Series® – EUPAC FundTM.
***	Effective June 2, 2025, the Wanger Acorn Fund changed its name to the Columbia Variable Portfolio – Acorn Fund.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTALRETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.25%	4.13%	3.10%	2.03%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio (Class I)*** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Maximize total return through a combination of income and capital appreciation.	Victory Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Victory Capital Management**	0.97%*	8.16%	4.21%	5.49%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
***	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Portfolio changed its name to the Neuberger Quality Equity Portfolio.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	Voya Global High Dividend Low Volatility Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	19.00%	10.52%	9.05%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.81%*	24.31%	7.21%	10.97%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	4.15%	3.12%	2.03%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 24, 2026, the Voya Balanced Income Portfolio will change its name to the Voya Balanced Income Fund.
***	Effective on or about July 17, 2026, the Voya Global Insights Portfolio (Class I) will change its name to the Voya Global Insights Fund (Class I).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Institutional Class) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	8.80%	3.92%	5.82%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	15.20%	13.73%	13.90%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.16%	9.90%	9.75%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%*	8.27%	8.97%	9.23%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.76%	37.60%	11.59%	7.83%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%*	30.48%	8.21%	7.62%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates, Inc.****	0.67%*	15.33%	12.23%	15.19%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%*	13.05%	12.94%	11.22%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%*	12.66%	12.56%	10.85%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
***	Effective November 21, 2025, the VY® T. Rowe Price Growth Equity Income Portfolio merged into the Voya Large Cap Growth Portfolio.
****	Effective October 27, 2025, the VY® T. Rowe Price Associates, Inc. was added as a subadviser for the Voya Large Cap Growth Portfolio.
*****	Effective February 6, 2026, the Voya Large Cap Value Portfolio merged into the Voya Large Cap Value Fund.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	5.42%	1.86%	2.01%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%*	3.90%	4.55%	10.97%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%*	18.12%	16.24%	18.65%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%*	18.75%	14.72%	15.36%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%*	8.08%	5.98%	11.77%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%*	14.80%	5.85%	9.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%*	16.37%	7.49%	8.96%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	19.48%	9.35%	10.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Aggressive Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%*	16.87%	9.89%	10.55%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%*	13.05%	6.84%	8.04%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%*	8.33%	2.97%	4.77%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%*	11.23%	3.60%	5.42%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	17.53%	14.10%	14.51%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective August 8, 2025, the Voya Solution 2025 Portfolio (Class I) merged into Voya Solution Income Portfolio (Class I).

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%*	5.33%	8.46%	9.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%*	-10.69%	-0.08%	9.44%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%*	6.82%	4.03%	3.99%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective on or about July 17, 2026, the VY® Baron Growth Portfolio will merge into the Voya MidCap Opportunities Fund.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.71%*	17.41%	14.14%	14.27%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.72%*	17.24%	15.23%	12.03%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%*	12.80%	8.82%	8.86%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%*	12.53%	8.55%	8.59%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.90%	15.35%	12.82%	10.72%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%*	38.77%	0.04%	9.00%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%*	4.63%	9.53%	8.75%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.89%	3.86%	4.89%	9.04%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.90%	12.02%	9.22%	11.04%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%*	9.92%	7.24%	12.78%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate**
Fixed Account A	No Term	3.00%
Fixed Account B	12 months	3.00%
Fixed Account C	12 months	3.00%

See “Fixed Interest Options” under “The Investment Options” in the Prospectus for a description of the Fixed Interest Options’ features.

**	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.

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HOW TO GET MORE INFORMATION

This summary Prospectus incorporates by reference the full Voya AdvantageSM VA Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368106 for the Contract prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=665368874 for the SAI. You can also obtain these documents at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Separate Account N and ReliaStar Life Insurance Company are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002967

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